Average Annual Total Returns - FidelityFreedomBlendFunds-AMCIZComboPRO - FidelityFreedomBlendFunds-AMCIZComboPRO - Fidelity Freedom Blend 2045 Fund	Sep. 08, 2023
Fidelity Advisor Freedom Blend 2045 Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(19.00%)
Since Inception	5.09%	[1]
Fidelity Advisor Freedom Blend 2045 Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(19.06%)
Since Inception	4.98%	[2]
Fidelity Advisor Freedom Blend 2045 Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(20.61%)
Since Inception	3.93%	[3]
Fidelity Advisor Freedom Blend 2045 Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(23.87%)
Since Inception	3.30%	[4]
Fidelity Advisor Freedom Blend 2045 Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(24.96%)
Since Inception	1.73%	[4]
Fidelity Advisor Freedom Blend 2045 Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(13.40%)
Since Inception	2.41%	[4]
Fidelity Advisor Freedom Blend 2045 Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(22.30%)
Since Inception	3.60%	[5]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Since Inception	8.55%
F0390
Average Annual Return:
Past 1 year	(18.17%)
Since Inception	4.97%

[1]	EFrom August 31, 2018.
[2]	DFrom August 31, 2018.
[3]	CFrom August 31, 2018.
[4]	AFrom August 31, 2018.
[5]	BFrom August 31, 2018.